Utility Plant In Service (Tables)	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service
The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2014	2013
	(In Thousands)
Production	$2,862,579	$2,743,677
Transmission	268,594	256,892
Distribution	1,323,190	1,283,391
General plant	203,660	194,792
Total utility plant in service	$4,658,023	$4,478,752

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service
The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2014	2013
	(In Thousands)
Production	$2,862,579	$2,743,677
Transmission	268,594	256,892
Distribution	1,323,190	1,283,391
General plant	203,660	194,792
Total utility plant in service	$4,658,023	$4,478,752